Micro-Cap Limited Fund
FUND SUMMARY: MICRO-CAP LIMITED FUND
Investment Objective:
The Micro-Cap Limited Fund (the "Fund") seeks to provide a long-term total return on capital, primarily through capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees -	Micro-Cap Limited Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Micro-Cap Limited Fund Class N
Management Fees	[1]	0.90%
Distribution and/or Service (12b-1) Fees		none
Acquired Fund Fees and Expenses		none
Other Expenses		0.68%
Total Annual Fund Operating Expenses		1.58%
[1]	The management fee for the Fund has been restated to reflect only the base management fee payable under the Fund's performance-based management fee structure. The total actual management fee for the fiscal year ended June 30, 2011 was -0.36% (see page 68 for more details). The actual total management fee for the prior fiscal year was negative due to the negative performance adjustment of the investment management fee under the Fund's performance-based management fee structure. As a result of the restatement, the management fee shown in the table above will be higher than that included in the expense ratio shown in the Financial Highlights table for the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Micro-Cap Limited Fund Class N	161	499	860	1,878

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies:

The Micro-Cap Limited Fund invests in a diversified portfolio of common stocks of micro-cap companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in micro-cap company stocks based on company size at time of purchase. For purposes of the Fund's investments, "micro-cap companies" are defined as those: (i) companies that have a market capitalization the size of the second and third smallest 10% of companies listed on the New York Stock Exchange; or (ii) companies with a capitalization that falls within the range of capitalization of companies included in the Cap-Based Portfolio 8 Index or Cap-Based Portfolio 9 Index as defined by the University of Chicago's Center for Research in Security Prices ("CRSP"). A majority of the stocks in the Fund are listed on NASDAQ. On June 30, 2011, the stocks in this group generally had a market capitalization between $282 million and $949 million. Bridgeway Capital Management, Inc. (the "Adviser") selects stocks for the Fund using a proprietary statistically driven approach.

The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund's investments, "foreign securities" means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

The Fund may engage in active and frequent trading.

Principal Risks:

The market price of micro-cap shares typically exhibit much greater volatility (risk) than large-company shares. In addition, the Fund may invest in a smaller number of companies, which will also likely add to Fund volatility. Therefore, shareholders of this Fund are exposed to higher risk and could lose money.

The Fund is also subject to the risk that micro-cap company stocks will underperform other kinds of investments for a period of time.

Investments in foreign securities can be more volatile than investments in U.S. securities.

A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

Performance:

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Micro-Cap Limited Fund Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/11 through 9/30/11 was -23.99%.

	Quarter	Total Return
Best Quarter	Q2 03	30.73%
Worst Quarter	Q4 08	-26.74%

Average Annual Total Returns (For the periods ended 12/31/10)
Average Annual Total Returns - Micro-Cap Limited Fund		1 Year	5 Years	10 Years
Class N		29.11%	(3.86%)	7.16%
Class N Return After Taxes on Distributions	[1]	28.52%	(4.61%)	5.57%
Class N Return After Taxes on Distributions and Sale of Fund Shares	[1]	19.06%	(3.21%)	5.92%
CRSP Cap-Based Portfolio 9 Index (reflects no deductions for fees, expenses or taxes)		29.08%	5.89%	10.88%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.